SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets/(Liability) Detail
Stock Compensation	$ 52,313	$ 52,313
Amortization	156,072	156,072
Depreciation	1,180	1,180
Interest	1,213,854	1,213,854
Change in Fair Market Value of Derivative Liabilities	14,264,476	279,582
NOL Deferred Tax Asset	17,055,540	19,812,046
Valuation allowance	(32,743,435)	(21,515,047)
Total gross deferred tax assets